Income taxes (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred income tax assets:
Net loss carry forwards	$ 129,258	$ 108,083
Intangible assets	4,091	4,276
Property, plant and equipment	6,836	5,446
Financing and share issuance costs	1,533	2,696
Warranty liability	5,131	5,726
Deferred revenue	1,416	1,191
Inventory	2,336	2,017
Research and development	2,733	2,341
Other	7,262	6,410
Total gross deferred income tax assets	160,596	138,186
Valuation allowance	(152,207)	(126,424)	(89,033)
Total deferred income tax assets	8,389	11,762
Deferred income tax liabilities:
Intangible assets	6,386	9,884
Property, plant and equipment	2,754	3,132
Other	774	650
Total deferred income tax liabilities	9,914	13,666
Total net deferred income tax liabilities	1,525	1,904
Allocated as follows:
Current deferred income tax assets	3,556	3,109
Current deferred income tax liabilities	(398)	(468)
Long-term deferred income tax assets	271	379
Long-term deferred income tax liabilities	(4,954)	(4,903)
Total net deferred income tax liabilities	$ (1,525)	$ (1,904)